NOTE PAYABLE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Note Payable
Borrowed amount					$ 50
Accrues interest rate					1.00%
Notes payable		$ 0	$ 30	$ 50
Repayments of notes payable		$ 30	$ 20